Schedule of company’s common stock warrants activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of shares, Outstanding, Beginning balance	272,000	616,666
Weighted Average Exercise Price, Outstanding as of beginning	$ 2.00	$ 0.60
Weighted-Average Remaining Expected Term, Ending balance	2 years 10 months 25 days	3 years 10 months 25 days	4 years 9 months 18 days
Number of shares, Granted		405,334
Weighted-Average Remaining Expected Term, Options granted		5 years
Number of shares, Exercised		(750,000)
Number of shares, Outstanding, Ending balance	272,000	272,000	616,666
Weighted-Average Exercise Price, Outstanding, Ending balance	$ 2.00	$ 2.00	$ 0.60